Note 15 - Commitments and Contingencies	6 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 15 - Commitments and Contingencies

The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and letters of credit. Such commitments involve, to varying degrees, elements of credit, and interest rate risk in excess of the amount recognized in the statements of financial condition.

The Bank’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and letters of credit is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

At December 31, 2014 and June 30, 2014 and 2013, the following financial instruments were outstanding whose contract amounts represent credit risk:

	At December 31,	At June 30,
	2014	2014	2013
	(In thousands)

Commitments to grant loans	$2,857	$2,122	$7,671
Unfunded commitments under lines of credit	20,034	20,093	23,659
Standby letters of credit	347	247	327

	$23,238	$22,462	$31,657

At December 31, 2014, the commitments to grant loans included $736,000 of fixed rate mortgage loan with interest rates ranging from 3.625% to 5.00%; commercial real estate loans of $1.1 million with terms that include a 10 year balloon payment with an interest rate of 4.875% and based on a 25 year amortization; and a 15 year fixed rate with an interest rate of 4.75% and $1.0 million variable rate construction loan based on the Wall Street Journal Prime Rate + 1.00%, with a floor rate of 5.00%.  Of the unfunded commitments under lines of credit at December 31, 2014, $16.7 million was available under the Bank’s home equity lending program, $465,000 was available under the overdraft protection lending program and $2.9 million was available under commercial lines of credit.  Amounts outstanding under these unfunded lines have interest rates ranging from 1.00% below prime rate to 4.00% over the prime rate.

At June 30, 2014, the commitments to grant loans included a $172,000 fixed rate mortgage loan with an interest rate of 4.00%; an adjustable rate mortgage loan of $200,000 with an initial rate of 4.00% adjusting to 6.25% after 10 years and a commercial real estate loan of $1.8 million with 10 year balloon payment based on a 20 year amortization and an initial rate of 4.00% fixed for the first five years and a variable rate based on the Wall Street Journal Prime + 1.00% for the second five years. Of the unfunded commitments under lines of credit at June 30, 2014, $16.8 million was available under the Bank’s home equity lending program, $547,100 was available under the overdraft protection lending program and $2.7 million was available under commercial lines of credit. Amounts outstanding under these unfunded lines have interest rates ranging from 1.00% below prime rate to 4.00% over the prime rate.

At June 30, 2013, commitments to grant loans included $871,000 of fixed rate mortgage loans with interest rates ranging from 3.125% to 4.50%; adjustable rate mortgage loans of $27 million with an initial rate of 3.25% adjusting to 6.00% after 10 years and a $4.1 million variable rate construction loan based on the Wall Street Journal Prime Rate + 1.00%, with a floor rate of 5.00%. Of the unfunded commitments under lines of credit at June 30, 2013, $19.4 million was available under the Bank’s home equity lending program, $541,900 was available under the overdraft protection lending program and $3.7 million was available under commercial lines of credit. Amounts outstanding under these unfunded lines have interest rates ranging from 1.00% below prime rate to 4.00% over the prime rate.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation. Collateral held varies but primarily includes residential and income-producing commercial real estate properties.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending other loan commitments. The Bank requires collateral supporting these letters of credit when deemed necessary. Management believes that the proceeds obtained through a liquidation of such collateral would be sufficient to cover the maximum potential amount of future payments required under the corresponding guarantees. The fair values of these obligations were immaterial as of December 31, 2014 and June 30, 2014 and 2013.